Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 9 — RELATED PARTY TRANSACTIONS

A director of the Company is a managing director of Javelin Venture Partners GP, LLC, the general partner of Javelin Venture Partners GP, L.P., which holds a significant investment in the Company’s common stock and warrants. Two directors of the Company have acted as a managing director of Stonehenge Partners, LLC, which holds an investment in the Company’s common stock.

Other than disclosed, the Company has not entered into or been a participant in any transaction in which a related party had or will have a direct or indirect material interest.